Facility Exit Costs - SRA Additional Information (Details) - SRA Companies, Inc. - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Restructuring Cost and Reserve [Line Items]
Business exit costs	$ 0.2	$ 1.4	$ 5.5	$ 12.8	$ 3.8
Decrease in restructuring reserve	$ 0.9